ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - shares	Dec. 31, 2024	Dec. 31, 2023	Jul. 15, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ordinary stock, shares issued	12,000,000	12,000,000	12,000,000